UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
July 31, 2018
MFS®  Global Growth Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 2.0%
Rolls-Royce Holdings PLC	207,453	$ 2,698,418
United Technologies Corp.	29,698	4,031,206
		$ 6,729,624
Airlines – 0.8%
Aena S.A.	14,982	$ 2,722,484
Alcoholic Beverages – 3.1%
AmBev S.A., ADR	475,968	$ 2,446,476
Diageo PLC	93,806	3,449,964
Pernod Ricard S.A.	28,894	4,660,944
		$ 10,557,384
Apparel Manufacturers – 6.5%
Adidas AG	18,491	$ 4,089,887
Burberry Group PLC	98,063	2,711,974
Compagnie Financiere Richemont S.A.	13,843	1,216,322
LVMH Moet Hennessy Louis Vuitton SE	16,091	5,623,165
NIKE, Inc., “B”	59,594	4,583,374
VF Corp.	43,510	4,005,966
		$ 22,230,688
Broadcasting – 0.3%
Walt Disney Co.	9,555	$ 1,085,066
Brokerage & Asset Managers – 1.8%
Blackstone Group LP	137,496	$ 4,801,360
Charles Schwab Corp.	26,151	1,335,270
		$ 6,136,630
Business Services – 12.3%
Accenture PLC, “A”	48,155	$ 7,672,536
Brenntag AG	43,276	2,595,014
Cognizant Technology Solutions Corp., “A”	60,965	4,968,647
Compass Group PLC	89,491	1,925,780
Experian Group Ltd.	242,300	5,959,898
Fidelity National Information Services, Inc.	47,413	4,889,703
Fiserv, Inc. (a)	77,998	5,887,289
Intertek Group PLC	24,835	1,916,714
Verisk Analytics, Inc., “A” (a)	55,745	6,166,512
		$ 41,982,093
Cable TV – 1.8%
Comcast Corp., “A”	174,140	$ 6,230,729
Chemicals – 0.8%
PPG Industries, Inc.	26,209	$ 2,900,288
Computer Software – 3.1%
Dassault Systemes S.A.	9,144	$ 1,366,506
Microsoft Corp.	88,081	9,343,633
		$ 10,710,139
Computer Software - Systems – 1.3%
Apple, Inc.	23,713	$ 4,512,347
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.6%
Sherwin-Williams Co.	12,171	$ 5,364,125
Consumer Products – 6.8%
Colgate-Palmolive Co.	59,209	$ 3,967,595
Coty, Inc., “A”	196,091	2,629,580
Estee Lauder Cos., Inc., “A”	29,114	3,928,643
Kose Corp.	5,900	1,128,659
L’Oréal S.A.	17,277	4,232,499
Reckitt Benckiser Group PLC	81,378	7,260,059
		$ 23,147,035
Electrical Equipment – 2.8%
Amphenol Corp., “A”	40,942	$ 3,828,486
Fortive Corp.	40,377	3,314,144
Mettler-Toledo International, Inc. (a)	4,070	2,411,516
		$ 9,554,146
Electronics – 6.2%
Analog Devices, Inc.	48,205	$ 4,634,429
Samsung Electronics Co. Ltd.	67,188	2,777,853
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	195,708	8,065,126
Texas Instruments, Inc.	52,550	5,849,866
		$ 21,327,274
Food & Beverages – 3.5%
Chr. Hansen Holding A.S.	7,366	$ 762,660
Danone S.A.	35,929	2,823,732
Nestle S.A.	77,376	6,306,361
PepsiCo, Inc.	17,134	1,970,410
		$ 11,863,163
Food & Drug Stores – 1.2%
Sundrug Co. Ltd.	106,100	$ 4,241,533
Gaming & Lodging – 1.6%
Paddy Power Betfair PLC	50,485	$ 5,493,293
General Merchandise – 1.4%
Dollarama, Inc.	54,818	$ 1,980,587
Lojas Renner S.A.	338,164	2,782,219
		$ 4,762,806
Insurance – 1.7%
Aon PLC	41,867	$ 6,010,008
Internet – 7.4%
Alibaba Group Holding Ltd., ADR (a)	25,673	$ 4,806,756
Alphabet, Inc., “A” (a)	11,135	13,665,095
Baidu, Inc., ADR (a)	18,446	4,559,482
Naver Corp.	3,574	2,287,564
		$ 25,318,897
Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	28,258	$ 3,638,217
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.5%
Colfax Corp. (a)	41,687	$ 1,346,490
Daikin Industries Ltd.	35,300	4,205,125
Nordson Corp.	36,404	4,882,140
Schindler Holding AG	7,037	1,640,297
		$ 12,074,052
Medical & Health Technology & Services – 0.8%
CVS Health Corp.	28,580	$ 1,853,699
Express Scripts Holding Co. (a)	10,015	795,792
		$ 2,649,491
Medical Equipment – 5.4%
Abbott Laboratories	68,550	$ 4,492,767
Cooper Cos., Inc.	6,653	1,733,106
Danaher Corp.	25,701	2,636,409
Sonova Holding AG	7,948	1,467,348
Thermo Fisher Scientific, Inc.	25,835	6,059,082
Waters Corp. (a)	10,267	2,025,371
		$ 18,414,083
Oil Services – 0.7%
Schlumberger Ltd.	34,520	$ 2,330,790
Other Banks & Diversified Financials – 5.7%
Credicorp Ltd.	12,931	$ 2,958,225
HDFC Bank Ltd.	157,800	5,014,490
Julius Baer Group Ltd.	47,921	2,634,772
Mastercard, Inc., “A”	17,580	3,480,840
Visa, Inc., “A”	39,947	5,462,353
		$ 19,550,680
Pharmaceuticals – 3.7%
Bayer AG	60,723	$ 6,764,074
Roche Holding AG	15,669	3,846,236
Zoetis, Inc.	24,184	2,091,432
		$ 12,701,742
Printing & Publishing – 1.4%
Moody's Corp.	28,743	$ 4,918,502
Railroad & Shipping – 1.8%
Adani Ports and Special Economic Zone Ltd.	196,826	$ 1,147,186
Union Pacific Corp.	33,404	5,006,926
		$ 6,154,112
Restaurants – 1.8%
Starbucks Corp.	116,150	$ 6,085,098
Specialty Chemicals – 3.5%
Croda International PLC	51,663	$ 3,485,448
Ecolab, Inc.	30,216	4,251,391
Sika AG	18,869	2,685,090
Symrise AG	16,368	1,479,133
		$ 11,901,062
Specialty Stores – 1.5%
TJX Cos., Inc.	53,035	$ 5,158,184
Total Common Stocks		$338,455,765
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.98% (v)	3,826,151	$ 3,825,768

Other Assets, Less Liabilities – (0.0)%		(37,657)
Net Assets – 100.0%		$342,243,876
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,825,768 and $338,455,765, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$338,455,765	$—	$—	$338,455,765
Mutual Funds	3,825,768	—	—	3,825,768
Total	$342,281,533	$—	$—	$342,281,533
Of the level 1 investments presented above, equity investments amounting to $18,526,565 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,515,847	41,048,588	(40,738,284)	3,826,151
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(281)	$(62)	$—	$45,029	$3,825,768

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2018, are as follows:
United States	59.0%
United Kingdom	8.6%
Switzerland	5.8%
France	5.5%
Germany	4.4%
Japan	2.8%
China	2.7%
Taiwan	2.4%
India	1.8%
Other Countries	7.0%
6

Quarterly Report
July 31, 2018
MFS®  Strategic Income Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 85.4%
Asset-Backed & Securitized – 26.8%
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.489% (LIBOR-3mo. + 2.15%), 7/15/2026 (n)	$1,710,000	$ 1,706,546
Allegro CLO Ltd., 2014-1A, “BR”, FLR, 4.747% (LIBOR-3mo. + 2.4%), 1/21/2027 (n)	869,893	870,830
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.239% (LIBOR-3mo. + 1.9%), 7/15/2027 (n)	1,740,000	1,736,489
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.212% (LIBOR-1mo. + 1.15%), 6/15/2028 (z)	1,740,000	1,742,175
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	39,198	39,153
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.598% (LIBOR-3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,731,610
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 4.536% (LIBOR-3mo. + 2.2%), 10/17/2026 (n)	1,710,000	1,706,546
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.476% (LIBOR-1mo. + 2.7%), 1/15/2033 (z)	1,751,843	1,757,670
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	230,409	212,253
BDS Ltd., 2018-FL2, “C”, 0%, 8/15/2035 (z)	1,300,000	1,300,004
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	1,748,616	1,732,572
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	729,639	746,676
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,285,000	1,272,549
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	1,079,377	1,048,406
Commercial Mortgage Pass-Through Certificates, “2017-BNK8”, “A3”, 3.229%, 11/15/2050	1,750,000	1,673,229
Commercial Mortgage Pass-Through Certificates, “2018-BNK10”, “A5”, 3.688%, 2/15/2061	1,750,000	1,729,853
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,823,222
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	664,113	652,274
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,750,000	1,704,039
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,285,000	1,279,216
Crest Ltd., CDO, 7%,(0.001% cash or 7% PIK) 1/28/2040 (a)(p)	696,885	83,626
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	555,000	553,906
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,285,000	1,281,719
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	552,000	551,964
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 4.589% (LIBOR-3mo. + 2.25%), 7/15/2026 (n)	1,700,000	1,698,620
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.22% (LIBOR-1mo. + 1.15%), 6/15/2035 (z)	1,740,000	1,740,690
Falcon Franchise Loan LLC, 8.149%, 1/05/2023 (i)(z)	61,025	2,412
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.589% (LIBOR-3mo. + 3.25%), 1/15/2027 (z)	1,250,000	1,250,000
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.239% (LIBOR-3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,739,248
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	1,740,000	1,710,775
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	993,042	966,327
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	1,748,753	1,698,814
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.323% (LIBOR-1mo.+1.25%) 3/17/2037 (z)	870,000	874,087
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	748,924
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.009%, 6/15/2049	214,461	217,755
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.621% (LIBOR-1mo. + 2.55%), 5/15/2028 (z)	1,740,000	1,743,190
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 4.483% (LIBOR-3mo. + 2.15%), 1/18/2028 (z)	500,000	487,988
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,611,527	1,571,567
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,027,251
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)	598,588	419
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.947% (LIBOR-3mo. + 1.6%), 4/20/2027 (n)	1,750,000	1,748,717
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,475,000	1,457,968
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	800,000	795,134
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.898% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	1,700,000	1,701,069
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.689% (LIBOR-3mo. + 1.35%), 7/15/2027 (z)	1,500,000	1,498,479
Parallel Ltd., 2015-1A, “DR”, FLR, 4.898% (LIBOR-3mo. + 2.55%, 7/20/2027 (n)	1,750,000	1,733,725
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 4.831% (LIBOR-3mo. + 2.5%), 2/20/2030 (n)	1,700,000	1,699,999
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,286,000	1,278,645
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	188,247	186,772
Silver Spring CLO Ltd., FLR, 5.089% (LIBOR-3mo. + 2.75%), 10/15/2026 (n)	1,720,000	1,718,112
UBS Commercial Mortgage Trust 2017-C6, “A5”, 3.58%, 12/15/2050	1,750,000	1,714,251
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	1,750,000	1,723,475
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	1,750,000	1,764,935
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,748,753	1,702,963
Voya CLO Ltd., 2013-3A, “BR”, FLR, 4.483% (LIBOR-3mo. + 2.15%), 1/18/2026 (n)	1,710,000	1,719,768
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	1,750,000	1,723,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	$1,970,000	$ 1,909,137
West CLO Ltd., 2014-1A, “CR”, FLR, 5.333% (LIBOR-3mo. + 3%), 7/18/2026 (n)	1,740,000	1,739,736
		$ 74,230,807
Automotive – 0.3%
General Motors Co., 4.2%, 10/01/2027	$866,000	$ 830,565
Broadcasting – 0.2%
Time Warner, Inc., 3.8%, 2/15/2027	$701,000	$ 670,287
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$1,522,000	$ 1,445,574
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,958,000	1,965,522
Raymond James Financial, Inc., 4.95%, 7/15/2046	658,000	669,629
		$ 4,080,725
Building – 0.7%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$1,054,000	$ 1,068,975
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	1,057,000	976,075
		$ 2,045,050
Cable TV – 1.1%
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	$1,138,000	$ 1,101,556
Time Warner Cable, Inc., 8.25%, 4/01/2019	920,000	950,740
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,093,489
		$ 3,145,785
Computer Software – 2.3%
Microsoft Corp., 3.125%, 11/03/2025	$1,576,000	$ 1,547,878
Microsoft Corp., 4.25%, 2/06/2047	2,498,000	2,652,000
Oracle Corp., 3.25%, 11/15/2027	2,185,000	2,119,227
		$ 6,319,105
Computer Software - Systems – 0.6%
Apple, Inc., 4.25%, 2/09/2047	$1,705,000	$ 1,750,780
Conglomerates – 0.3%
United Technologies Corp., 4.05%, 5/04/2047	$807,000	$ 764,579
Construction – 0.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$433,000	$ 64,950
Consumer Products – 1.4%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$921,000	$ 914,827
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	3,256,000	3,085,310
		$ 4,000,137
Consumer Services – 0.9%
Priceline Group, Inc., 3.55%, 3/15/2028	$1,679,000	$ 1,601,479
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	307,000	203,725
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	889,000	484,617
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	307,000	145,992
		$ 2,435,813
Emerging Market Quasi-Sovereign – 1.9%
CeCemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)	$650,000	$ 677,560
KazMunayGas National Co., 5.375%, 4/24/2030 (n)	1,268,000	1,296,829
Petroleos del Peru S.A., 5.625%, 6/19/2047	987,000	989,171

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
PT Perusahaan Listrik Negara, 5.45%, 5/21/2028 (n)		$1,573,000	$ 1,634,744
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		689,000	757,666
			$ 5,355,970
Emerging Market Sovereign – 5.0%
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		$1,492,000	$ 1,461,435
Government of Ukraine, 7.75%, 9/01/2021		780,000	795,803
Government of Ukraine, 7.375%, 9/25/2032 (n)		872,000	791,145
Republic of Angola, 8.25%, 5/09/2028 (n)		1,300,000	1,347,060
Republic of Argentina, 5.875%, 1/11/2028		664,000	559,420
Republic of Argentina, 7.125%, 7/06/2036		945,000	796,162
Republic of Kenya, 7.25%, 2/28/2028 (n)		200,000	202,250
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,466,000	1,480,648
Republic of Paraguay, 6.1%, 8/11/2044		303,000	328,755
Republic of Paraguay, 5.6%, 3/13/2048 (n)		234,000	237,978
Republic of South Africa, 4.875%, 4/14/2026		1,493,000	1,464,549
Republic of South Africa, 10.5%, 12/21/2026	ZAR	7,714,000	650,395
Republic of South Africa, 5.875%, 6/22/2030		$500,000	505,480
Republic of South Africa, 7%, 2/28/2031	ZAR	6,675,000	429,066
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		$1,430,000	1,413,120
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,507,000	1,524,141
			$ 13,987,407
Energy - Independent – 0.6%
Canadian Oil Sands Co., 7.75%, 5/15/2019 (z)		$874,000	$ 899,918
Canadian Oil Sands Co., 4.5%, 4/01/2022 (z)		822,000	830,977
			$ 1,730,895
Energy - Integrated – 0.5%
Shell International Finance B.V., 2.875%, 5/10/2026		$1,513,000	$ 1,442,537
Food & Beverages – 1.9%
Anheuser Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$ 852,549
General Mills, Inc., 4.55%, 4/17/2038		2,189,000	2,129,413
Kraft Foods Group, Inc., 5%, 6/04/2042		1,731,000	1,680,335
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		593,000	593,787
			$ 5,256,084
Insurance – 1.4%
American International Group, Inc., 3.75%, 7/10/2025		$1,461,000	$ 1,428,998
American International Group, Inc., 3.9%, 4/01/2026		1,706,000	1,678,380
American International Group, Inc., 4.7%, 7/10/2035		355,000	353,927
American International Group, Inc., 4.5%, 7/16/2044		315,000	300,939
			$ 3,762,244
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 3.75%, 10/15/2047		$1,530,000	$ 1,414,381
Insurance - Property & Casualty – 0.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$1,580,000	$ 1,532,437
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)		$1,530,000	$ 1,513,108
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027		$1,025,000	$ 963,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 8.6%
Bank of America Corp., 2.151%, 11/09/2020	$790,000	$ 771,896
Bank of America Corp., 4.125%, 1/22/2024	568,000	578,351
Bank of America Corp., 3.248%, 10/21/2027	4,264,000	3,973,948
Bank of New York Mellon Corp., 3.5%, 4/28/2023	2,225,000	2,223,754
Barclays PLC, 3.25%, 1/12/2021	2,086,000	2,057,276
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	950,000	935,640
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	318,809
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	1,361,000	1,302,338
ING Bank N.V., 5.8%, 9/25/2023 (n)	1,344,000	1,433,051
JPMorgan Chase & Co., 3.125%, 1/23/2025	980,000	938,779
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR to 7/24/2038	1,731,000	1,622,133
Morgan Stanley, 3.7%, 10/23/2024	1,993,000	1,971,454
Morgan Stanley, 3.625%, 1/20/2027	2,043,000	1,962,642
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR-3mo. + 1.754%), 5/18/2029	1,567,000	1,572,722
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,105,000	2,110,877
		$ 23,773,670
Medical & Health Technology & Services – 0.8%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$2,216,000	$ 2,172,537
Metals & Mining – 0.9%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$953,000	$ 940,982
Glencore Funding LLC, 4%, 4/16/2025 (n)	479,000	459,351
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,170,000	1,085,877
		$ 2,486,210
Midstream – 1.7%
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	$2,220,000	$ 2,462,073
MPLX LP, 4%, 3/15/2028	2,200,000	2,129,211
		$ 4,591,284
Mortgage-Backed – 0.4%
Fannie Mae, 5.5%, 7/01/2019 - 11/01/2036	$95,554	$ 101,290
Fannie Mae, 6.5%, 5/01/2031	22,439	25,119
Fannie Mae, 6%, 11/01/2034	202,044	220,887
Freddie Mac, 4.224%, 3/25/2020	809,737	824,055
Freddie Mac, 0.882%, 4/25/2024 (i)	99,779	4,109
		$ 1,175,460
Municipals – 0.8%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$2,500,000	$ 2,103,525
Network & Telecom – 0.7%
AT&T, Inc., 5.45%, 3/01/2047	$1,961,000	$ 1,976,460
Oils – 0.7%
Phillips 66, 4.875%, 11/15/2044	$1,923,000	$ 2,007,507
Other Banks & Diversified Financials – 0.9%
Compass Bank, 2.875%, 6/29/2022	$1,931,000	$ 1,860,253
Kazkommertsbank JSC, 5.5%, 12/21/2022	691,000	689,549
		$ 2,549,802
Pharmaceuticals – 1.6%
Actavis Funding SCS, 3.8%, 3/15/2025	$1,406,000	$ 1,379,499
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,051,000	1,044,229
Johnson & Johnson, 2.9%, 1/15/2028	2,186,000	2,092,692
		$ 4,516,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$ 1,327,217
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$2,165,000	$ 2,020,508
American Tower Corp., REIT, 3.6%, 1/15/2028	875,000	817,899
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,061,000	1,053,835
Vodafone Group PLC, 5.25%, 5/30/2048	1,741,000	1,808,730
		$ 5,700,972
Tobacco – 0.7%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$2,091,000	$ 1,977,451
U.S. Treasury Obligations – 15.0%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$6,562,000	$ 7,028,261
U.S. Treasury Bonds, 2.5%, 2/15/2045	3,043,000	2,721,821
U.S. Treasury Notes, 1.375%, 12/15/2019	1,881,000	1,850,728
U.S. Treasury Notes, 1.5%, 4/15/2020	17,500,000	17,167,773
U.S. Treasury Notes, 1.75%, 2/28/2022	11,420,000	11,014,054
U.S. Treasury Notes, 1.625%, 5/31/2023	1,800,000	1,701,211
		$ 41,483,848
Utilities - Electric Power – 0.6%
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$1,858,000	$ 1,725,541
Total Bonds		$236,864,975
Common Stocks – 0.0%
Energy - Independent – 0.0%
Frontera Energy Corp. (a)	5,520	$ 80,454
Investment Companies (h) – 23.1%
Bond Funds – 21.8%
MFS High Yield Pooled Portfolio (v)	6,666,063	$ 60,327,871
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.98% (v)	3,734,372	$ 3,733,999
Total Investment Companies		$ 64,061,870
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10yr Futures – August 2018 @ $117	Put	Merrill Lynch International	$62,815,906	526	$8,219
Other Assets, Less Liabilities – (8.5)%	(23,611,059)
Net Assets – 100.0%	$277,404,459
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $64,061,870 and $236,953,648, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $62,072,415, representing 22.4% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.212% (LIBOR-1mo. + 1.15%), 6/15/2028	5/23/18	$1,740,000	$1,742,175
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.476% (LIBOR-1mo. + 2.7%), 1/15/2033	3/13/18	1,751,843	1,757,670
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.672% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	230,408	212,253
BDS Ltd., 2018-FL2, “C”, 0%, 8/15/2035	7/25/18	1,300,000	1,300,004
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/18	729,630	746,676
Canadian Oil Sands Co., 7.75%, 5/15/2019	9/29/17	908,697	899,918
Canadian Oil Sands Co., 4.5%, 4/01/2022	10/26/17	853,073	830,977
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.22% (LIBOR-1mo. + 1.15%), 6/15/2035	6/07/18	1,740,000	1,740,690
Falcon Franchise Loan LLC, 8.149%, 1/05/2023	1/18/02	1	2,412
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.589% (LIBOR-3mo. + 3.25%), 1/15/2027	6/28/18	1,250,000	1,250,000
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	1,739,666	1,710,775
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.323% (LIBOR-1mo.+1.25%) 3/17/2037	1/26/18	870,000	874,087
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.621% (LIBOR-1mo. + 2.55%), 5/15/2028	5/18/18	1,740,000	1,743,190
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 4.483% (LIBOR-3mo. + 2.15%), 1/18/2028	1/18/18	500,000	487,988
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	2	419
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/18	799,932	795,134
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.689% (LIBOR-3mo. + 1.35%), 7/15/2027	10/27/17	1,500,000	1,498,479
Total Restricted Securities			$17,592,847
% of Net assets			6.3%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MXN	Mexican Peso
ZAR	South African Rand
Derivative Contracts at 7/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MXN	716	USD	38	JPMorgan Chase Bank N.A.	10/17/2018	$0
ZAR	772,572	USD	57,355	Barclays Bank PLC	10/17/2018	738
						$738
Liability Derivatives
USD	16,815	EUR	14,309	Goldman Sachs International	10/17/2018	$ (15)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	218	$27,709,844	September – 2018	$ 249,413
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	29	$4,146,094	September – 2018	$(44,513)
U.S. Treasury Note 2 yr	Long	USD	133	28,112,875	September – 2018	(134,454)
U.S. Treasury Note 5 yr	Long	USD	125	14,140,625	September – 2018	(95,199)
U.S. Treasury Ultra Bond 30 yr	Long	USD	61	9,571,281	September – 2018	(112,783)
						$(386,949)
At July 31, 2018, the fund had liquid securities with an aggregate value of $214,211 to cover any collateral or margin obligations for certain derivative contracts..
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Colombia	$—	$80,454	$—	$80,454
United States	8,219	—	—	8,219
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	41,483,848	—	41,483,848
Non-U.S. Sovereign Debt	—	22,183,702	—	22,183,702
Municipal Bonds	—	2,103,525	—	2,103,525
U.S. Corporate Bonds	—	67,535,059	—	67,535,059
Residential Mortgage-Backed Securities	—	2,049,547	—	2,049,547
Commercial Mortgage-Backed Securities	—	33,675,692	—	33,675,692
Asset-Backed Securities (including CDOs)	—	39,681,028	—	39,681,028
Foreign Bonds	—	28,152,574	—	28,152,574
Mutual Funds	64,061,870	—	—	64,061,870
Total	$64,070,089	$236,945,429	$—	$301,015,518
Other Financial Instruments
Futures Contracts - Assets	$249,413	$—	$—	$249,413
Futures Contracts - Liabilities	(386,949)	—	—	(386,949)
Forward Foreign Currency Exchange Contracts - Assets	—	738	—	738
Forward Foreign Currency Exchange Contracts - Liabilities	—	(15)	—	(15)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
Of the level 2 investments presented above, equity investments amounting to $80,454 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	9,745,192	592,022	(3,671,151)	6,666,063
MFS Institutional Money Market Portfolio	647,019	102,706,585	(99,619,232)	3,734,372
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(2,999,570)	$(824,593)	$—	$2,957,259	$60,327,871
MFS Institutional Money Market Portfolio	(1,004)	(188)	—	72,332	3,733,999
	$(3,000,574)	$(824,781)	$—	$3,029,591	$64,061,870

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.